SUBSEQUENT EVENTS (Details Narrative) - $ / shares					1 Months Ended
	Aug. 02, 2023	Jul. 02, 2023	Apr. 02, 2023	Mar. 27, 2023	Jul. 31, 2023	Jun. 30, 2023	Feb. 01, 2023	Dec. 31, 2022	Nov. 09, 2022	Feb. 21, 2022	Feb. 03, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Number of shares issued								1,000,000
Share price										$ 4	$ 4
Preferred Stock, Shares Authorized						10,000,000		10,000,000				10,000,000
Preferred Stock, Par Value						$ 0.001		$ 0.001				$ 0.001
Non Qualified Stock Options [Member]
Subsequent Event [Line Items]
Options granted			353,117
Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares issued									1,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued							150,000
Share price							$ 4.22
Security purchase agreement, description	Pursuant to the Purchase Agreement, the Purchaser purchased 5,000 shares of a newly authorized Series F Convertible Preferred Stock (the “Series F Convertible Preferred Stock”), and the Company received proceeds of $5,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.			Pursuant to the Purchase Agreement, the Purchaser purchased 4,000 shares of a newly authorized Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”), and the Company received proceeds of $4,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.
Subsequent Event [Member] | Convertible Series F Preferred Stock [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Authorized					5,000
Preferred Stock, Par Value					$ 1,000
Conversion price					$ 6.20
Beneficial Ownership interest					19.99%
Subsequent Event [Member] | Non Qualified Stock Options [Member]
Subsequent Event [Line Items]
Options granted		50,000
Stock option term		have a 5-year term and a 3-year vesting period.